BALANCE SHEETS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized, Unlimited	Unlimited	Unlimited
Common Stock, Shares, Issued	71,304,035	44,359,162
Common Stock, Shares, Outstanding	71,304,035	44,359,162